Interest-bearing loans and borrowings - Transaction and other financial costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Aug. 28, 2019	Jun. 27, 2019	Jun. 14, 2019	Sep. 17, 2018	Mar. 31, 2018	Mar. 29, 2018	Jan. 30, 2017
Disclosure of detailed information about borrowings [line items]
Amortization of financing costs		$ 4,700,000
Finance costs	$ 119,803,000	89,412,000	[1]	$ 50,729,000	[1]
Other financial charges		7,500,000		$ 6,800,000
Senior Secured Amortizing Loan Facility
Disclosure of detailed information about borrowings [line items]
Face amount												$ 110,000,000.0
Senior Secured Loans
Disclosure of detailed information about borrowings [line items]
Face amount									$ 200,000,000.0	$ 220,000,000.0	$ 220,000,000.0
Unsecured Note Due 2022 With Fixed Coupon Rate 7.50%
Disclosure of detailed information about borrowings [line items]
Face amount	200,000,000	150,000,000						$ 50,000,000
Unsecured Note Due 2022 With Fixed Coupon Rate 7.50% | Unamortized financing costs
Disclosure of detailed information about borrowings [line items]
Finance costs		700,000
Secured Loan Due 2021 With Margin Rate At 2.1%
Disclosure of detailed information about borrowings [line items]
Facility size	100,000,000	0
Face amount	100,000,000.0						$ 100,000,000
Secured Loan Due 2021 With Margin Rate At 2.1% | Unamortized financing costs
Disclosure of detailed information about borrowings [line items]
Finance costs		1,200,000
Senior secured Loan Due 2026 With Margin Rate At 1.95%
Disclosure of detailed information about borrowings [line items]
Facility size	700,000,000	0
Face amount	700,000,000.0					$ 700,000,000.0
Senior secured Loan Due 2026 With Margin Rate At 1.95% | Unamortized financing costs
Disclosure of detailed information about borrowings [line items]
Finance costs		7,800,000
Other Financial Liabilities
Disclosure of detailed information about borrowings [line items]
Interest expense	84,400,000	$ 68,000,000
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Interest expense	$ 4,800,000

[1]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.